Litigation and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended														6 Months Ended	12 Months Ended
	Jan. 31, 2026 GBP (£)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Nov. 30, 2023 item	Jun. 30, 2023 item	May 31, 2022 GBP (£)	Dec. 31, 2021 action item	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 item	Jul. 31, 2019 item	May 31, 2019 AUD ($) item	Oct. 31, 2018 item	Sep. 30, 2018 item	Oct. 31, 2012 item	Jun. 30, 2026 USD ($) item	Dec. 31, 2018 GBP (£) item	Jul. 31, 2026 item	Jun. 30, 2026 GBP (£) action lawsuit item	Feb. 28, 2026 item	Dec. 31, 2025 GBP (£)	Jul. 31, 2022 action	Aug. 31, 2021 action
Litigation and regulatory matters
Financial Assets | £																		£ 745,367.0		£ 714,553.0
Federal Court of Australia FX antitrust litigation
Litigation and regulatory matters
Number of other parties subject to lawsuit or legal investigation											4
Federal Court of Australia FX antitrust litigation | Minimum
Litigation and regulatory matters
Transaction value of investigated trades | $											$ 0.5
Tel Aviv District Court FX antitrust litigations
Litigation and regulatory matters
Number of motions to certify FX-related class actions												2	2
Number of pending motions																		1
US investigations relating to fixed-income securities
Litigation and regulatory matters
Number of counts of wire fraud							1
Number of counts of securities fraud							1
Period during which entity is suspected of fraudulent trading																3 months
Number of traders conducted trading and breached the NPA																2
London Interbank Offered Rate (LIBOR)
Litigation and regulatory matters
Number of class action lawsuits | lawsuit																		1
Number of Non-Class Actions Pending | lawsuit																		2
Other IBOR-related litigations
Litigation and regulatory matters
Number of class action lawsuits | lawsuit																		2
UK Competition Appeal Tribunal, FX litigation
Litigation and regulatory matters
Number of applications for opt-out collective proceedings				2					2	2
Time given to applicants to reformulate their claims as opt-in claims				3 months
Swaps antitrust litigation
Litigation and regulatory matters
Number of swap execution facilities															3
Spoofing litigation
Litigation and regulatory matters
Number of class action lawsuits | action							3														1
Oracle Securities Litigation, New York State court
Litigation and regulatory matters
Number of class action lawsuits																			2
Oracle Securities Litigation, Tennessee State court | Commencement of major litigation
Litigation and regulatory matters
Number of class action lawsuits																	2
Tandanor Litigation in Argentina
Litigation and regulatory matters
Number of private individuals that are co-defendants in case														11
Entity's percentual participation in privatisation of disputed entity														2.90%
IFRS Loss Contingency, Damages Sought, Value | $		$ 1,100
Rockfire litigation | Rockfire Investment Finance P
Litigation and regulatory matters
IFRS Loss Contingency, Damages Sought, Value | £			£ 179.2
Rockfire litigation | Rockfire Capital Limited
Litigation and regulatory matters
IFRS Loss Contingency, Damages Sought, Value | £	£ 73.1
Madoff
Litigation and regulatory matters
Number of class action lawsuits | action																		2				1
Damages claimed | $															$ 300
Offshoring VAT assessments | HMRC
Litigation and regulatory matters
Claimed unpaid VAT after tax assessment | £																£ 143.0
Number of branches subject to tax assessment																2
Payments for tax assessments | £						£ 153.0		£ 153.0
Offshoring VAT assessments | Recoverable deposit
Litigation and regulatory matters
Financial Assets | £																		£ 153.0
Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC
Litigation and regulatory matters
Number of FSPO adjudications challenged in court					3